Condensed Consolidated Statements of Operations (Quarterly Periods Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
REVENUES
Interest revenue	$ 450,729	$ 512,792	$ 2,086,976	$ 1,789,701
Other revenue	16,654	12,180	48,070	45,464
TOTAL REVENUES	467,383	524,972	2,135,046	1,835,165
OPERATING EXPENSES
Salaries and compensation	120,278	403,006	1,592,990	2,126,243
Other operating expenses	115,204	181,857	1,561,045	1,399,157
Consulting			1,154,465	1,013,690
Provision for credit losses	224,488	387,519	1,865,362	1,134,518
Advertising	880	47,824	373,350	950,905
Rent	10,857	54,687	178,678	244,621
Public company and corporate finance expenses	498,191	409,919
Travel, meals and entertainment			141,686	129,351
Depreciation and amortization	1,573	1,916	8,618	14,124
TOTAL OPERATING EXPENSES	971,471	1,486,728	6,876,194	7,012,609
LOSS FROM OPERATIONS	(504,088)	(961,756)	(4,741,147)	(5,177,444)
OTHER INCOME (EXPENSE)
Interest expense				(527,921)
Miscellaneous income (expense)	149	5,077	12,278	7,167
TOTAL OTHER INCOME (EXPENSE)	149	5,077	12,278	(520,754)
NET LOSS	(503,939)	(956,679)	(4,728,869)	(5,698,198)
Dividends on preferred shares		(29,939)	(35,517)	(311,056)
Net loss attributable to common stockholders	$ (503,939)	$ (986,618)	$ (4,764,386)	$ (6,009,254)
Net loss attributable to common stock per share, basic and diluted	$ (0.05)	$ (0.33)	$ (0.60)	$ (2.52)
Weighted average number of common shares outstanding, basic and diluted	9,714,186	2,958,044	7,918,922	2,381,257